Related Party Transactions (Annual and Quarter) (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jan. 17, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Maximum [Member]
Management Fees		$ 43,104	$ 29,152
Software Development Fees		486,795	361,616
Accounts Payable, Related Parties		254,838	105,415
Due to Officers or Stockholders, Current				30,000
Notes Payable, Related Parties	$ 254,992.89
Related Party Transaction, Rate	8.00%